Property and Equipment	3 Months Ended
Jul. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
5.
PROPERTY AND EQUIPMENT

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2024	229	21	15,144	165	307	5,143	31	21,040
Additions	12	22	210	207	20	812	79	1,362
Disposals	—	—	—	(99)	—	—	—	(99)
Foreign exchange	40	2	820	18	9	300	—	1,189
Balance, April 30, 2025	281	45	16,174	291	336	6,255	110	23,492
Additions	7	—	—	—	—	235	12	254
Reclassified assets held for sale	(127)	(38)	(12,733)	—	(147)	(4,350)	—	(17,395)
Disposals	—	—	—	(32)	—	—	—	(32)
Foreign exchange	3	1	92	2	1	57	—	156
Balance, July 31, 2025	164	8	3,533	261	190	2,197	122	6,475

Accumulated Depreciation:
Balance, April 30, 2024	146	6	1,831	112	102	2,147	—	4,344
Depreciation	66	8	1,922	67	65	788	—	2,916
Disposals	—	—	—	(99)	—	—	—	(99)
Foreign exchange	11	—	158	7	3	390	—	569
Balance, April 30, 2025	223	14	3,911	87	170	3,325	—	7,730
Reclassified assets held for sale	(116)	(14)	(3,692)	—	(67)	(2,548)	—	(6,437)
Depreciation	13	2	502	13	17	286	—	833
Disposals	—	—	—	(32)	—	—	—	(32)
Foreign exchange	—	1	24	—	—	18	—	43
Balance, July 31, 2025	120	3	745	68	120	1,081	—	2,137

Net Book Value:
April 30, 2025	58	31	12,263	204	166	2,930	110	15,762
July 31, 2025	44	5	2,788	193	70	1,116	122	4,338